Investments (Narrative) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)
Consideration to acquire minority stake	¥ 301,848	$ 46,393	¥ 90,234	¥ 351,800
Equity Method Investments Original Cost	21,740		107,010
Impairment charge	43,205		80,104	6,000
Sale Of Investments Consideration Received On Transaction	57,651
Gain on Sale of Investments	¥ 45,861	$ 7,049	¥ 25,061	¥ 0